Reconciliation of Financial Statements to Irs Form 5500 - Reconciliation Between Net Assets Available for Benefits as Reported in Financial Statements to IRS Form 5500 (Details) - EBP 001 - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits - financial statements	$ 2,425,384	$ 2,259,520	$ 2,005,694
Less: deemed distributions - defaulted loans	449	408
Net assets available for benefits - IRS Form 5500	$ 2,424,935	$ 2,259,112